UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron Kashden
Title:  Chief Financial Officer
Phone:  (212) 396-8761


Signature, Place and Date of Signing:


/s/ Ron Kashden               New York, New York             November 13, 2007
--------------------          ------------------            --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      118

Form 13F Information Table Value Total: $472,795
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE


       COL 1                        COL 2            COL 3      COL 4         COL 5              COL 6      COL 7          COL 8
                                                               MARKET
NAME OF SECURITY                  TITLE OF          CUSIP      VALUE   SHARES OR   SH/  PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
                                   CLASS            NUMBER     (X000)  PRN AMT     PRN  CALL   DISCRETION  MANAGERS       SOLE
ABN AMRO HLDG NV                SPONSORED ADR      000937102   10,542    200,800    SH             SOLE       NONE      200,800
AGNICO EAGLE MINES LTD               COM           008474108      697     14,000    SH             SOLE       NONE       14,000
ALCAN INC                            COM           013716105   13,598    135,868    SH             SOLE       NONE      135,868
ALCOA INC                            COM           013817101    4,832    123,517    SH             SOLE       NONE      123,517
ALCOA INC                            COM           013817101      782     20,000    SH  CALL       SOLE       NONE       20,000
ALLIANCE DATA SYSTEMS CORP           COM           018581108    5,274     68,100    SH             SOLE       NONE       68,100
ALLTEL CORP                          COM           020039103    4,181     60,000    SH             SOLE       NONE       60,000
AMAZON COM INC                       COM           023135106      932     10,000    SH   PUT       SOLE       NONE       10,000
ANADIGICS INC                        COM           032515108   10,848    600,000    SH             SOLE       NONE      600,000
APEX SILVER MINES LTD                ORD           G04074103      195     10,000    SH             SOLE       NONE       10,000
APEX SILVER MINES LTD          NOTE 4.000% 9/1     G04074103      489    500,000    PRN            SOLE       NONE      500,000
ARCHSTONE SMITH TR                   COM           039583109   18,435    306,543    SH             SOLE       NONE      306,543
ASE TEST LTD                         ORD           Y02516105    2,392    166,425    SH             SOLE       NONE      166,425
AUTHORIZE NET HLDGS INC              COM           052686102    9,549    541,611    SH             SOLE       NONE      541,611
AVAYA INC                            COM           053499109    8,336    491,499    SH             SOLE       NONE      491,499
AVAYA INC                            COM           053499109      509     30,000    SH   PUT       SOLE       NONE       30,000
BANK OF AMERICA CORPORATION          COM           060505104    1,759     35,000    SH   PUT       SOLE       NONE       35,000
BARRICK GOLD CORP                    COM           067901108      403     10,000    SH   PUT       SOLE       NONE       10,000
BCE INC                            COM NEW         05534B760    7,061    176,300    SH             SOLE       NONE      176,300
BOWATER INC                          COM           102183100      298     20,000    SH             SOLE       NONE       20,000
CERIDIAN CORP NEW                    COM           156779100    4,781    137,629    SH             SOLE       NONE      137,629
CHECKFREE CORP NEW                   COM           162813109    8,712    187,192    SH             SOLE       NONE      187,192
CHINA LIFE INS CO LTD           SPON ADR REP H     16939P106      431      5,000    SH   PUT       SOLE       NONE        5,000
CLEAR CHANNEL COMMUNICATIONS         COM           184502102    9,082    242,578    SH             SOLE       NONE      242,578
CLEAR CHANNEL COMMUNICATIONS         COM           184502102    4,538    121,200    SH   PUT       SOLE       NONE      121,200
SELECT SECTOR SPDR TR           SBI CONS STPLS     81369Y308    1,399     50,000    SH   PUT       SOLE       NONE       50,000
COVAD COMMUNICATIONS GROUP I   DBCV 3.000% 3/1     222814AR6      442    500,000    PRN            SOLE       NONE      500,000
CURRENCYSHS JAPANESE YEN TR      JAPANESE YEN      23130A102    1,305     15,000    SH             SOLE       NONE       15,000
CYTYC CORP                           COM           232946103    9,654    202,605    SH             SOLE       NONE      202,605
DADE BEHRING HLDGS INC               COM           23342J206    8,886    116,382    SH             SOLE       NONE      116,382
DENISON MINES CORP                   COM           248356107      393     35,000    SH             SOLE       NONE       35,000
DIAMONDS TR                       UNIT SER 1       252787106   11,113     80,000    SH   PUT       SOLE       NONE       80,000
BAUER EDDIE HLDGS INC                COM           071625107      387     45,000    SH             SOLE       NONE       45,000
EQUITY INNS INC                      COM           294703103    6,250    276,800    SH             SOLE       NONE      276,800
EVERGREEN SOLAR INC                  COM           30033R108      179     20,000    SH             SOLE       NONE       20,000
EVERGREEN SOLAR INC            NOTE 4.375% 7/0     30033RAB4      663    500,000    PRN            SOLE       NONE      500,000
SELECT SECTOR SPDR TR            SBI INT-FINL      81369Y605    1,201     35,000    SH   PUT       SOLE       NONE       35,000
FINISH LINE INC                      CL A          317923100      342     78,818    SH             SOLE       NONE       78,818
FIRST DATA CORP                      COM           319963104      340     10,000    SH   PUT       SOLE       NONE       10,000
FLORIDA ROCK INDS INC                COM           341140101    4,036     64,593    SH             SOLE       NONE       64,593
FOXHOLLOW TECHNOLOGIES INC           COM           35166A103    6,228    235,892    SH             SOLE       NONE      235,892
GARMIN LTD                           ORD           G37260109    2,090     17,500    SH   PUT       SOLE       NONE       17,500
GATEWAY INC                    NOTE 2.000% 12/3    367626AD0    2,461  2,500,000    PRN            SOLE       NONE    2,500,000
GENESCO INC                          COM           371532102    2,864     62,095    SH             SOLE       NONE       62,095
GUITAR CTR MGMT INC                  COM           402040109   12,793    215,733    SH             SOLE       NONE      215,733
GUITAR CTR MGMT INC                  COM           402040109    2,372     40,000    SH   PUT       SOLE       NONE       40,000
HARMAN INTL INDS INC                 COM           413086109    5,532     63,941    SH             SOLE       NONE       63,941
HARMAN INTL INDS INC                 COM           413086109    1,038     12,000    SH   PUT       SOLE       NONE       12,000
HOME SOLUTIONS AMER INC              COM           437355100      910    268,500    SH   PUT       SOLE       NONE      268,500
HYTHIAM INC                          COM           44919F104    3,367    455,000    SH             SOLE       NONE      455,000
IMMERSION CORP                       COM           452521107      410     25,000    SH             SOLE       NONE       25,000
IPCS INC                           COM NEW         44980Y305      455     13,222    SH             SOLE       NONE       13,222
ISHARES INC                     MSCI CDA INDEX     464286509      655     20,000    SH   PUT       SOLE       NONE       20,000
ISHARES INC                     MSCI HONG KONG     464286871      946     45,000    SH   PUT       SOLE       NONE       45,000
ISHARES INC                      MSCI S KOREA      464286772    1,191     17,500    SH   PUT       SOLE       NONE       17,500
ISHARES TR                      MSCI EMERG MKT     464287234      523      3,500    SH             SOLE       NONE        3,500
ISHARES TR                      MSCI EMERG MKT     464287234      747      5,000    SH   PUT       SOLE       NONE        5,000
ISHARES TR                       RUSSELL 2000      464287655    1,201     15,000    SH             SOLE       NONE       15,000
ISHARES TR                       RUSSELL 2000      464287655    4,802     60,000    SH   PUT       SOLE       NONE       60,000
ISHARES TR                      MSCI EAFE IDX      464287465      826     10,000    SH   PUT       SOLE       NONE       10,000
KINROSS GOLD CORP                 COM NO PAR       496902404      599     40,000    SH             SOLE       NONE       40,000
KYPHON INC                           COM           501577100    5,077     72,527    SH             SOLE       NONE       72,527
LAIDLAW INTL INC                     COM           50730R102    6,068    172,300    SH             SOLE       NONE      172,300
LEAP WIRELESS INTL INC             COM NEW         521863308      820     10,074    SH             SOLE       NONE       10,074
LEAPFROG ENTERPRISES INC             CL A          52186N106    5,460    661,830    SH             SOLE       NONE      661,830
LEVEL 3 COMMUNICATIONS INC           COM           52729N100      256     55,000    SH             SOLE       NONE       55,000
LUNDIN MINING CORP                   COM           550372106      194     15,134    SH             SOLE       NONE       15,134
LYONDELL CHEMICAL CO                 COM           552078107    9,391    202,600    SH             SOLE       NONE      202,600
MANOR CARE INC NEW                   COM           564055101    5,626     87,353    SH             SOLE       NONE       87,353
SELECT SECTOR SPDR TR           SBI MATERIALS      81369Y100      842     20,000    SH   PUT       SOLE       NONE       20,000
MEMC ELECTR MATLS INC                COM           552715104    1,030     17,500    SH  CALL       SOLE       NONE       17,500
MERIDIAN GOLD INC                    COM           589975101    7,130    215,400    SH             SOLE       NONE      215,400
MERRILL LYNCH & CO INC               COM           590188108    1,426     20,000    SH   PUT       SOLE       NONE       20,000
MIDDLEBY CORP                        COM           596278101   11,617    180,000    SH             SOLE       NONE      180,000
MIDWAY GAMES INC               NOTE 6.000% 9/3     598148AB0    2,082  2,200,000    PRN            SOLE       NONE    2,200,000
MIDWEST AIR GROUP INC                COM           597911106   11,148    677,676    SH             SOLE       NONE      677,676
MIRANT CORP NEW                      COM           60467R100      610     15,000    SH  CALL       SOLE       NONE       15,000
MORTONS RESTAURANT GRP INC N         COM           619430101    7,950    500,000    SH             SOLE       NONE      500,000
NABORS INDS INC                    NOTE 6/1        629568AL0      520    500,000    PRN            SOLE       NONE      500,000
NABORS INDUSTRIES LTD                SHS           G6359F103    1,077     35,000    SH             SOLE       NONE       35,000
NABORS INDUSTRIES LTD                SHS           G6359F103    1,231     40,000    SH  CALL       SOLE       NONE       40,000
NEXCEN BRANDS INC                    COM           653351106   11,760  1,750,000    SH             SOLE       NONE    1,750,000
NEXEN INC                            COM           65334H102      764     25,000    SH             SOLE       NONE       25,000
NEXEN INC                            COM           65334H102      305     10,000    SH  CALL       SOLE       NONE       10,000
NORTHERN ORION RES INC               COM           665575106    2,742    426,500    SH             SOLE       NONE      426,500
NOVA CHEMICALS CORP                  COM           66977W109      510     13,200    SH             SOLE       NONE       13,200
NYMEX HOLDINGS INC                   COM           62948N104    3,189     24,500    SH             SOLE       NONE       24,500
OIL SVC HOLDRS TR               DEPOSTRY RCPT      678002106    1,918     10,000    SH   PUT       SOLE       NONE       10,000
OMNIVISION TECHNOLOGIES INC          COM           682128103   18,184    800,000    SH             SOLE       NONE      800,000
PARAMETRIC TECHNOLOGY CORP         COM NEW         699173209   10,452    600,000    SH             SOLE       NONE      600,000
PLAYTEX PRODS INC                    COM           72813P100    6,730    368,175    SH             SOLE       NONE      368,175
POWERSHARES QQQ TRUST             UNIT SER 1       73935A104      206      4,000    SH             SOLE       NONE        4,000
POWERSHARES QQQ TRUST             UNIT SER 1       73935A104    6,169    120,000    SH   PUT       SOLE       NONE      120,000
PRG-SCHULTZ INTERNATIONAL IN       COM NEW         69357C503      272     20,000    SH             SOLE       NONE       20,000
PRIDE INTL INC DEL             NOTE 3.250% 5/0     74153QAD4      728    500,000    PRN            SOLE       NONE      500,000
RETAIL HLDRS TR                    DEP RCPT        76127U101    3,005     30,000    SH   PUT       SOLE       NONE       30,000
RIO TINTO PLC                   SPONSORED ADR      767204100    1,074      3,128    SH             SOLE       NONE        3,128
ROWAN COS INC                        COM           779382100    1,646     45,000    SH  CALL       SOLE       NONE       45,000
SPDR TR                           UNIT SER 1       78462F103    5,341     35,000    SH   PUT       SOLE       NONE       35,000
SEPRACOR INC                      NOTE 10/1        817315AW4    2,674  3,000,000    PRN            SOLE       NONE    3,000,000
SLM CORP                             COM           78442P106    8,210    165,300    SH             SOLE       NONE      165,300
SLM CORP                             COM           78442P106    4,173     84,000    SH   PUT       SOLE       NONE       84,000
SOLECTRON CORP                       COM           834182107    3,912  1,003,000    SH             SOLE       NONE    1,003,000
SPRINT NEXTEL CORP                 COM FON         852061100      475     25,000    SH  CALL       SOLE       NONE       25,000
STATION CASINOS INC                  COM           857689103    3,062     35,000    SH             SOLE       NONE       35,000
SUNCOR ENERGY INC                    COM           867229106      474      5,000    SH   PUT       SOLE       NONE        5,000
TURBOCHEF TECHNOLOGIES INC         COM NEW         900006206   17,304  1,310,926    SH             SOLE       NONE    1,310,926
TXU CORP                             COM           873168108   15,154    221,330    SH             SOLE       NONE      221,330
U S XPRESS ENTERPRISES INC           CL A          90338N103    4,350    220,165    SH             SOLE       NONE      220,165
UNITED ONLINE INC                    COM           911268100      375     25,000    SH             SOLE       NONE       25,000
UNITED RENTALS INC                   COM           911363109    7,666    238,300    SH             SOLE       NONE      238,300
UNITED RENTALS INC                   COM           911363109      724     22,500    SH   PUT       SOLE       NONE       22,500
USEC INC                             COM           90333E108      359     35,000    SH  CALL       SOLE       NONE       35,000
VENTANA MED SYS INC                  COM           92276H106   10,928    127,204    SH             SOLE       NONE      127,204
VIRGIN MEDIA INC                     COM           92769L101    4,331    178,461    SH             SOLE       NONE      178,461
WILLIAMS SONOMA INC                  COM           969904101      978     30,000    SH   PUT       SOLE       NONE       30,000
XM SATELLITE RADIO HLDGS INC         CL A          983759101    5,494    387,700    SH             SOLE       NONE      387,700
ZILOG INC                       COM PAR $0.01      989524301      346     95,000    SH             SOLE       NONE       95,000
                                                              472,795